Income tax (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Income Tax
Income Tax Charge For The Year	$ (16,479,523)	$ (13,271,353)	$ (14,201,733)
Adjustment Related To Current Income Tax For The Prior Year	304,874	295,242	61,124
Deferred Income Tax
Related To The Net Variation In Temporary Differences	9,454,445	(3,130,094)	(907,466)
Income Tax For The Year	$ (6,720,204)	$ (16,106,205)	$ (15,048,075)